Credit Facilities - Financial Covenants (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 CAD ($)
Disclosure of detailed information about borrowings [line items]
Senior Secured Debt, as defined	$ 385,400
Credit Facilities	383,031	$ 505,171
Bank EBITDA, as defined	1,200,000
Financing and interest expenses, as defined	80,200
Cost
Disclosure of detailed information about borrowings [line items]
Credit Facilities	$ 385,394	$ 506,514
Position as at December 31, 2022
Disclosure of detailed information about borrowings [line items]
Senior Secured Debt to Bank EBITDA (Maximum Ratio)	0.3
Interest Coverage (Minimum Ratio)	15.5
Covenant
Disclosure of detailed information about borrowings [line items]
Senior Secured Debt to Bank EBITDA (Maximum Ratio)	3.5
Interest Coverage (Minimum Ratio)	2.0